INTANGIBLE ASSETS, NET (Schedule of Intangible Assets, Net) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Finite-Lived Intangible Assets [Line Items]
Original amount	$ 11,830
Accumulated amortization and impairment charges	(11,091)
Unamortized balance	739	2,591
GIS Database [Member]
Finite-Lived Intangible Assets [Line Items]
Original amount	4,358
Accumulated amortization and impairment charges	(3,803)
Unamortized balance	555	1,799
Brand Name [Member]
Finite-Lived Intangible Assets [Line Items]
Original amount	1,322
Accumulated amortization and impairment charges	(1,159)
Unamortized balance	163	770
Others [Member]
Finite-Lived Intangible Assets [Line Items]
Original amount	6,150
Accumulated amortization and impairment charges	(6,129)
Unamortized balance	$ 21	$ 22